Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Amendment to the Prospectuses and related Statement of Additional Information describing the new share classes of certain of the Money Market Funds of the Trust, and the Prospectuses and related Statement of Additional Information for the Money Market Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Amendment to the Prospectuses and Statement of Additional Information for certain of the Money Market Funds of the Trust contained in Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on July 28, 2003, and the Prospectuses and Statement of Additional Information for the Money Market Funds of the Trust contained in Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on August 1, 2003.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of August, 2003.

Witness:	WELLS FARGO FUNDS TRUST
By: /s/ Catherine M. Vacca	By: /s/ Christopher Bellonzi
Name: Catherine M. Vacca	Christopher Bellonzi
Title: Assistant Secretary	Assistant Secretary